Non-cash stock-based compensation	6 Months Ended
Jun. 30, 2024
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Non-cash stock-based compensation

Note 16. Non-cash stock-based compensation

16.1 Detail of Cellectis equity awards

Holders of vested Cellectis stock options and non-employee warrants are entitled to exercise such options and warrants to purchase Cellectis ordinary shares at a fixed exercise price established at the time such options and warrants are granted during their useful life.

For stock options and non-employee warrants, we estimate the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires us to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. We estimate our future stock price volatility based on Cellectis historical closing share prices over the expected term period. Our expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method. The risk-free interest rate for periods during the expected term of the options is based on the French government securities with maturities similar to the expected term of the options in effect at the time of grant. We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero. Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over four years after the date of grant. Options generally expire within ten years after the date of grant.

Following AstraZeneca's equity investment of 28 million shares occurred on May 3rd, 2024, including 10,000,000 “class A” convertible preferred shares and 18,000,000 “class B” convertible preferred shares, the board of directors implemented the necessary measures to protect the interests of the holders of share warrants, stock options and free shares under vesting periods outstanding as of May 3rd, 2024 (in accordance with the provisions of article L. 228-99 3° of the French Code de commerce).

For the purpose of implementing this adjustment, the board of directors, assisted by an independent expert, drew the conclusion that it was necessary to adjust the rights of holders of share warrants, stock options and free shares, on the basis of an adjustment ratio set at 1.06x. The additional stock-based compensation expense is $0.2 million for the six-month period ended June 30, 2024.

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows for the six-month periods ended June 30, 2024 and June 30, 2023:

For the six-month period ended June 30,
	2023	2024

Weighted-Average fair values of stock options granted	1.65€	1.42€
Assumptions:
Risk-free interest rate	2.45% - 2.75%	2.51% - 2.99%
Share entitlement per options	1	1 - 1.06
Exercise price	1.74€ - 3.17€	2.07€ - 2.82€
Grant date share fair value	1.70€-3.09€	1.67€-2.76€
Expected volatility	63.7% - 64.4%	64.6%- 64.8%
Expected term (in years)	6.03 - 6.15	6.03 - 6.15
Vesting conditions	Performance & Service or Service	Performance & Service or Service
Vesting period	Graded	Graded

Information on stock option activity follows:

	Options Exercisable	Weighted-Average Exercise Price Per Share (in €)	Options Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life

Balance as of January 1, 2023	7,400,519	24.58	8,787,264	22.31	4.6y
Granted		-	1,835,411	2.86
Exercised		-	-	-
Forfeited or Expired		-	(22,638)	18.29

Balance as of June 30, 2023	7,800,007	23.84	10,600,037	18.95	5.1y

Balance as of January 1, 2024	7,913,183	23.63	10,543,159	18.92	4.6y
Granted		-	2,914,188	2.54
Additional shares due to change in conversion ratios			611,172	19.41
Exercised		-	-	-
Forfeited or Expired		-	(490,618)	4.23

Balance as of June 30, 2024	9,121,867	22.14	13,577,901	15.96	5.1y

Share-based compensation expense related to Cellectis' stock option awards was $1.2 million and $1.4 million for the six-month period ended June 30, 2024, and 2023, respectively.

On January 25, 2024, the Board of Directors granted 1,682,476 stock options to executive employees. Stock options vesting period is over three years and based on performance criteria.

On May 15, 2024, the Board of Directors granted 643,450 stock options to non executive employees. Stock options vesting period is over three years and not based on performance criteria.

On June 26, 2024, the Board of Directors granted 588,262 stock options to executive and non executive employees. Stock options vesting period is over three years and based on performance criteria for executive employee and not based on performance criteria for non executive employees.

Non-Employee Warrants

No non-employee warrants (or “Bons de Souscriptions d’Actions” or “BSAs”) have been granted during the periods presented.

Information on non-employee warrants activity follows:

	Warrants Exercisable	Weighted-Average Exercise Price Per Share (in €)	Warrants Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life

Balance as of January 1, 2023	896,225	27.18	896,225	27.18	3.3y
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or Expired	-	-	-	-

Balance as of June 30, 2023	896,225	27.18	896,225	27.18	2.8y

Balance as of January 1, 2024	338,875	26.69	338,875	26.69	2.4y
Granted	-	-	-	-
Additional shares due to change in conversion ratios	20,332	26.69	20,332	26.69
Exercised	-	-	-	-
Forfeited or Expired	-	-	-	-

Balance as of June 30, 2024	359,207	26.69	359,207	26.69	1.9y

Considering that all non-employee warrants have vested, there was no share-based compensation expense related to non-employee warrants awards for the six-month period ended June 30, 2024 and June 30, 2023.

Free shares

The free shares granted in 2018 and until 2021 are subject to at least one-year vesting and additional one-year holding period for French residents and two-years vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a 3-year period.

The free shares granted in 2021 and after are subject to a three-year vesting period for all employees, provided that the free shares granted to executive officers are subject to performance conditions with a minimum vesting of a 3-year period.

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value (in €)

Unvested balance as of January 1, 2023	909,113	11.18
Granted	342,900	3.08
Vested	0	-
Cancelled	(36,112)	11.10

Unvested balance as of June 30, 2023	1,215,901	8.90

Unvested balance as of January 1, 2024	1,017,538	6.59
Granted	-	-
Additional shares due to change in conversion ratios	41,990	4.76
Vested	(342,434)	12.57
Cancelled	(112,783)	6.87

Unvested balance as of June 30, 2024	604,311	3.02

The fair value of free shares corresponds to the grant date share fair value.

We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero in determining fair value.

Share-based compensation expense related to Cellectis' free shares awards was $0.5 million and $1.9 million for the six-month period ended June 30, 2024 and 2023 respectively. The decrease in share-based compensation expense associated with free shares awards is mainly related to a decrease between the two periods in the average unit fair value of free shares being vested.

No free shares were granted during the six-month period ended June 30, 2024.

16.2 Detail of Calyxt equity awards

Pursuant to Calyxt’s deconsolidation, stock and share-based compensation expenses related to Calyxt equity awards until May 31, 2023 were classified as discontinued operations.

Stock-based compensation expense related to stock option awards was $0.8 million for the six-month period ended June 30, 2023.

Share-based compensation expense related to restricted stock units awards was $0.5 million for the six-month period ended June 30, 2023.

Share-based compensation expense related to performance stock units awards was $0.3 million for the six-month period ended June 30, 2023.